Shareholders' equity and share-based payments - TOTAL Option plans (Details)									12 Months Ended
	Sep. 15, 2017 EquityInstruments	Oct. 09, 2016 EquityInstruments	Jul. 17, 2015 EquityInstruments	Sep. 14, 2011 USD ($)	Sep. 14, 2010 USD ($)	Sep. 15, 2009 USD ($)	Sep. 10, 2008 USD ($)	Jul. 17, 2007 USD ($)	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments
Share-based payments
Weighted average exercise price as of the beginning of the period (in euros) | €									€ 38.16	€ 39.58	€ 46.85
Weighted average exercise price cancelled (in euros) | €									39.90	42.90	60.10
Weighted average exercise price exercised (in euros) | €									38.95	40.30	40.16
Weighted average exercise price as of the end of the period (in euros) | €									€ 37.15	€ 38.16	€ 39.58
TOTAL share subscription option plans
Share-based payments
Existing options as of the beginning of the period									5,285,618	9,317,840	16,635,411
Cancelled (in shares)									(195,370)	(1,794,304)	(5,847,965)
Exercised (in shares)									(2,649,308)	(2,237,918)	(1,469,606)
Existing options as of the end of the period									2,440,940	5,285,618	9,317,840
Vesting period									2 years
Expiry period									8 years
TOTAL share subscription option plans | French subsidiaries
Share-based payments
Period over which shares may not be transferred									4 years
TOTAL share subscription option plans | Non-French subsidiaries
Share-based payments
Period over which shares may not be transferred									2 years
TOTAL share subscription option plans - 2007 Plan
Share-based payments
Strike price or weighted average exercise price | $								$ 60.10
Existing options as of the beginning of the period											5,847,965
Cancelled (in shares)			(5,847,965)								(5,847,965)
TOTAL share subscription option plans - 2008 Plan
Share-based payments
Strike price or weighted average exercise price | $							$ 42.90
Existing options as of the beginning of the period										2,561,502	3,215,884
Cancelled (in shares)		(1,794,304)								(1,794,304)
Exercised (in shares)										(767,198)	(654,382)
Existing options as of the end of the period											2,561,502
TOTAL share subscription option plans - 2009 Plan
Share-based payments
Strike price or weighted average exercise price | $						$ 39.90
Existing options as of the beginning of the period									1,779,053	2,710,783	3,011,269
Cancelled (in shares)	(195,370)								(195,370)
Exercised (in shares)									(1,583,683)	(931,730)	(300,486)
Existing options as of the end of the period										1,779,053	2,710,783
TOTAL share subscription option plans - 2010 Plan
Share-based payments
Strike price or weighted average exercise price | $					$ 38.20
Existing options as of the beginning of the period									2,880,237	3,323,246	3,701,218
Exercised (in shares)									(929,865)	(443,009)	(377,972)
Existing options as of the end of the period									1,950,372	2,880,237	3,323,246
TOTAL share subscription option plans - 2011 Plan
Share-based payments
Strike price or weighted average exercise price | $				$ 33.00
Existing options as of the beginning of the period									626,328	722,309	859,075
Exercised (in shares)									(135,760)	(95,981)	(136,766)
Existing options as of the end of the period									490,568	626,328	722,309